PREPAID EXPENSES - Disclosure of prepaid expenses (Details) - CAD ($)	Nov. 30, 2022	Nov. 30, 2021
Prepaid Expenses [Line Items]
Prepaid expenses	$ 30,947	$ 178,321
Advertising and promotions [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	113	127,664
Rent [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	8,247	11,211
Transfer agent and filing fees [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	13,748	13,020
Insurance [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	8,839	8,382
Others [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	$ 0	$ 18,044